Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Non-current liabilities [abstract]
Summary of Other Non-current Liabilities	The item "Other non-current liabilities" as at December 31, 2024 and 2023 is as follows:

	31/12/24	31/12/23
Other non-current liabilities	2,160	2,725
Total Other non-current liabilities	2,160	2,725